UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

	    INVESTMENT COMPANY ACT FILE NUMBERS 811-4181

FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2004

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows


Portfolio of Investments
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND - 1st FUND
September 30, 2004
-------------------------------------------------------------------------------------------------------------------
Principal
   Amount
       or
   Shares   Security                                                                                          Value
-------------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT SECURITIES--94.2%
     $850M  Treasury STRIPS, due 11/15/2004 (cost $848,372)                                                $848,372
-------------------------------------------------------------------------------------------------------------------
            COMMON STOCKS--2.0%
            Consumer Discretionary--.5%
      150   Movie Gallery, Inc.                                                                               2,630
      100   Pier 1 Imports, Inc.                                                                              1,808
-------------------------------------------------------------------------------------------------------------------
                                                                                                              4,438
-------------------------------------------------------------------------------------------------------------------
            Consumer Staples--.2%
      100 * Chiquita Brands International, Inc.                                                               1,741
      100 * Pathmark Stores, Inc.                                                                               485
-------------------------------------------------------------------------------------------------------------------
                                                                                                              2,226
-------------------------------------------------------------------------------------------------------------------
            Health Care--.7%
      150 * Centene Corporation                                                                               6,387
-------------------------------------------------------------------------------------------------------------------
            Industrials--.3%
      100 * Mobile Mini, Inc.                                                                                 2,480
-------------------------------------------------------------------------------------------------------------------
            Information Technology--.3%
      100 * Manhattan Associates, Inc.                                                                        2,442
-------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $12,653)                                                                  17,973
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $861,025)                                                     96.2%        866,345
Other Assets, Less Liabilities                                                                  3.8          34,395
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                    100.0%       $900,740
-------------------------------------------------------------------------------------------------------------------

* Non-income producing

  At September 30, 2004, the cost of investments for federal income tax purposes was $861,025. Accumulated net unrealized appreciation on investments was $5,320, consisting of $6,603 gross unrealized appreciation and $1,283 gross unrealized depreciation.



Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors U.S. Government Plus Fund

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  November 23, 2004


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  November 23, 2004